Cash generated by operating activities (Tables)	12 Months Ended
Jun. 30, 2019
Cash generated by operating activities
Schedule of cash generated by operating activities
		2019	2018	2017
for the year ended 30 June	Note	Rm	Rm	Rm

Cash flow from operations	29	48 988	46 638	46 236
Decrease/(increase) in working capital	26	2 410	(3 761)	(2 167)

		51 398	42 877	44 069